Supplemental Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Cash Flow Information [Line Items]
Increase (decrease) in advances received	¥ 16,856	¥ 18,352	¥ 12,297